RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

The company is leasing office space from Arenaco, LLC, a company that is owned by two of stockholders’ of the company, Mr. Rochford, Chairman of the Board of the Company, and Mr. McCabe, a Director of the Company.  During the years ended December 31, 2013 and 2012, the Company paid $47,000 to this company.

The Company entered into a promissory note for $1,000,000 in January 2012 to cover $850,000 in advances from Ring Energy, Inc. to Stanford Energy, Inc. in 2011 and $150,000 in advances made during early 2012.  This was settled as part of the merger.